Post-employment Benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment Benefits
Actuarial assumption of retirement age	65 years
Discount rate (as a percent)	7.80%	6.60%
Salary increase (as a percent)	5.00%	5.00%
Inflation rate (as a percent)	3.50%	3.50%